Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2026
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Cost of Severance Indemnities and Pension Plans
The following table presents the components of net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions of yen)
Service cost-benefits earned during the fiscal year	28,936	21,288	18,192
Interest costs on projected benefit obligations	9,982	14,459	19,280
Expected return on plan assets	(34,565)	(31,835)	(32,633)
Amortization of prior service cost (benefits)	(4,890)	(5,553)	(5,682)
Amortization of net actuarial loss (gain)	(29,045)	(38,339)	(32,420)
Special termination benefits	1,244	971	835
Loss (gain) on settlement	2,210	—	—
Other	3,179	2,004	2,118

Net periodic benefit cost	(22,948)	(37,005)	(30,310)

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
before-tax
for the fiscal years ended March 31, 2025 and 2026 are summarized as follows:

	2025	2026
	(in millions of yen)
Net actuarial gain (loss)	(72,336)	259,652
Amortization of net actuarial loss (gain)	(38,339)	(32,420)
Prior service benefits (cost)	9,360	—
Amortization of prior service cost (benefits)	(5,553)	(5,682)

Total recognized in other comprehensive income (loss) before-tax	(106,868)	221,550

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2024	2025	2026
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.00%	1.67%	2.49%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Interest credit rates	4.52%	4.79%	5.20%

	2024	2025	2026
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.82%	1.00%	1.67%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Expected rates of return on plan assets	1.66%	1.61%	1.83%
Interest credit rates	4.45%	4.52%	4.79%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2025 and 2026 for the plans of MHFG and its subsidiaries:

	2025	2026

	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,216,964	1,125,955
Service cost	21,288	18,192
Interest cost	14,459	19,280
Plan participants’ contributions	335	—
Amendments (1)	(9,360)	—
Actuarial loss (gain)	(49,329)	(68,762)
Foreign exchange translation	756	2,358
Benefits paid	(53,521)	(53,859)
Lump-sum payments	(15,367)	(16,670)
Other	(270)	(360)

Benefit obligations at end of fiscal year	1,125,955	1,026,135

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,956,619	1,784,082
Actual return (negative return) on plan assets	(84,844)	186,730
Foreign exchange translation	633	3,302
Partial withdrawal of assets from employee retirement benefits trusts (2) .	(59,552)	(218,991)
Employer contributions	24,395	19,845
Plan participants’ contributions	335	—
Benefits paid	(53,521)	(53,859)
Other	17	(155)

Fair value of plan assets at end of fiscal year	1,784,082	1,720,955

Funded status	658,126	694,820

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	682,222	717,926
Accrued pension liability	(24,095)	(23,106)

Net amount recognized	658,126	694,820

	2025	2026

	(in millions of yen)
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	57,023	51,334
Net actuarial gain (loss)	526,116	753,354

Net amount recognized	583,139	804,688

Notes:
(1)
In June 2024, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit plans that was effective as of July 1, 2024. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date. Accordingly, the MHFG Group recognized
¥9,360
million of prior service benefits for the fiscal year ended March 31, 2025.

(2)
During the fiscal years ended March 31, 2025 and 2026, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2026. No gains or losses have been recognized as a result of these transactions.

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2025 and 2026:

	2025	2026

	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	28,770	34,583
Fair value of plan assets	4,675	11,477
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	28,770	34,583
Fair value of plan assets	4,675	11,477

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts
MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2026 is as follows:

Asset category	Asset ratio
Japanese equity securities	3.00%
Japanese debt securities	32.00%
Foreign equity securities	26.00%
Foreign debt securities	24.00%
General account of life insurance companies	10.00%
Other	5.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.

Fair Value of Plan Assets by Asset Category
The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2025 and 2026, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 26 “Fair value.”

	$		$		$		$		$		$		$		$
	2025								2026
	Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3		Total

	(in billions of yen)
Japanese equity securities:
Common stocks (1)		758		—		—		758		672		—		—		672
Pooled funds (2)		5		8		—		12		4		9		—		13
Japanese debt securities:
Government bonds		83		—		—		83		84		—		—		84
Pooled funds (2)		—		9		—		9		—		10		—		10
Other		—		18		—		18		—		15		—		15
Foreign equity securities:
Common stocks		121		—		—		121		117		—		—		117
Pooled funds (2)		1		10		—		11		2		12		—		14

	$			$		$		$		$			$		$		$
	2025									2026
	Level 1			Level 2		Level 3		Total		Level 1			Level 2		Level 3		Total

	(in billions of yen)
Foreign debt securities:
Government bonds		144			24		—		168		142			24		—		167
Pooled funds (2)		—			4		—		4		—			3		—		3
Other		—			30		—		31		—			32		—		32
General account of life insurance companies (3)		—			118		—		118		—			108		—		108
Other		46	(4)		(2)		—		44		64	(4)		(5)		—		59
Plan assets measured at net asset value (5)									408									428

Total assets at fair value		1,158			218		—		1,784		1,085			208		—		1,721

Notes:
(1)
This class represents equity securities held in the employee retirement benefit trusts of ¥758 billion and ¥672 billion carried at fair value at March 31, 2025 and 2026, respectively, which are well-diversified across industries.

(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)
In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Forecasted Benefit Payments Including Effect of Expected Future Service
The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2027	77,600
2028	79,313
2029	79,739
2030	80,254
2031	75,406
2032-2036	326,146